Cash position (Details) - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Cash position
Cash at banks	€ 1,214,975	€ 907,939
Term deposits	1,169,245	953,677
Total cash and cash equivalents	€ 2,384,220	€ 1,861,616	€ 1,147,923	€ 1,290,796